Capital Stock - Summary of Warrants and Options Activity (Details) (10-K) - shares				1 Months Ended		3 Months Ended	12 Months Ended
		Mar. 16, 2021	Feb. 19, 2021	Nov. 30, 2020	Oct. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, beginning balance
Number of Options granted	[1]
Number of Options expired
Number of Options, cashless exercise of warrants on August 19, 2020
Number of Options, ending balance
Number of Warrants, beginning balance						80,000	6,290,431
Number of Warrants, granted	[1]						262,500
Number of Warrants, expired		(50,000)	(30,000)	(510,431)	(700,000)		(5,000,000)
Number of Warrants, cashless exercise of warrants on August 19, 2020							(262,500)
Number of Warrants, ending balance							80,000
Number of Options and Warrants, beginning balance						80,000	6,290,431
Number of Options and Warrants granted	[1]						(262,500)
Number of Options and Warrants expired		(50,000)	(30,000)	(510,431)	(700,000)		(5,000,000)
Number of Options and Warrants, cashless exercise of warrants on August 19, 2020							(262,500)
Number of Options and Warrants, ending balance							80,000

[1]	On March 12, 2020, the Company issued to Armada Investment Fund, LLC ("ARMADA") a Convertible Promissory Note (the "Note") in the amount of Twenty-Three Thousand and NO/100 Dollars ($23,000). On March 6, 2020, ARMADA entered into an Assignment Agreement (the "Agreement") with Sylios Corp ("Assignor"). Under the terms of the Agreement, the Assignor sold, assigned, conveyed and transferred its interest in the Securities Purchase Agreement, the Convertible Promissory Note (principal amount of $23,000), the Stock Purchase Warrant Agreement (262,500 shares of common stock) and the Registration Rights Agreement entered into by the Assignor and Company, all dated January 13, 2020.